Subsequent Events (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 16, 2024	Feb. 15, 2024	Jan. 31, 2024	Jan. 16, 2024	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Least per price (in Dollars per share)						$ 2	$ 1
Aggregate amount of purchase price						$ 4,999,999.2
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Conversion price (in Dollars per share)			$ 1,431,297
Purchaser investing		$ 3,500,000
Liquidity price		$ 3,500,000
Mr. W. Anderson’s [Member]
Subsequent Events (Details) [Line Items]
Stock optionunvested and outstanding percentage						50.00%
Mr. D. Anderson’s [Member]
Subsequent Events (Details) [Line Items]
Stock optionunvested and outstanding percentage						50.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bid Price Per Share (in Dollars per share)	$ 1
Workforce reduction percentage				14.00%
Aggregate amount of purchase price					$ 1,500,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Dividend common stock					$ 53,540,000
Proceed of liquidity					$ 1,500,000
Convertible shares (in Shares)		3,707,627			1,431,297
Conversion price (in Dollars per share)		$ 0.94			$ 1.05
Common Stock Issued Price (in Dollars per share)		$ 1.18			$ 1.31
Precentage of common stock		80.00%			80.00%
Purchaser investing		$ 3,500,000
Received amount		$ 3,500,000
Subsequent Event [Member] | First SAFE [Member]
Subsequent Events (Details) [Line Items]
Equity financing percentage		80.00%	80.00%		80.00%
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Dividend common stock					$ 1,500,000
Common Stock [Member] | Subsequent Event [Member] | First SAFE [Member]
Subsequent Events (Details) [Line Items]
Dividend common stock					$ 53,540,000